Putnam VT Growth Opportunities Fund
PUTNAM VT GROWTH OPPORTUNITIES FUND
Goal
Putnam VT Growth Opportunities Fund seeks capital appreciation.
Fees and expenses
The following table describes the fees and expenses you may pay if you buy and hold shares of the fund. The fees and expenses information does not reflect insurance-related charges or expenses borne by contract holders indirectly investing in the fund. If it did, expenses would be higher.
Annual fund operating expenses (expenses you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Putnam VT Growth Opportunities Fund		Class IA	Class IB
Management fees		0.56%	0.56%
Distribution and service (12b-1) fees			0.25%
Other expenses		0.38%	0.38%
Total annual fund operating expenses		0.94%	1.19%
Expense reimbursement	[1]	(0.08%)	(0.08%)
Total annual fund operating expenses after expense reimbursement		0.86%	1.11%
[1]	Reflects Putnam Investment Management, LLC's contractual obligation to limit certain fund expenses through 4/30/15. This obligation may be modified or discontinued only with approval of the fund's Board of Trustees.

Example
The following hypothetical example is intended to help you compare the cost of investing in the fund with the cost of investing in other funds. The example does not reflect insurance-related charges or expenses. If it did, expenses would be higher. It assumes that you invest $10,000 in the fund for the time periods indicated and then redeem or hold all your shares at the end of those periods. It assumes a 5% return on your investment each year and that the fund’s operating expenses remain the same. Only the first year of each period in the example takes into account the expense reimbursement described above. Your actual costs may be higher or lower.
Expense Example Putnam VT Growth Opportunities Fund (USD $)	Class IA	Class IB
1 year	88	113
3 years	292	370
5 years	512	647
10 years	1,147	1,436

Expense Example, No Redemption Putnam VT Growth Opportunities Fund (USD $)	Class IA	Class IB
1 year	88	113
3 years	292	370
5 years	512	647
10 years	1,147	1,436

Portfolio turnover
The fund pays transaction-related costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or the above example, affect fund performance. The fund’s turnover rate in the most recent fiscal year was 94%.
Investments
We invest mainly in common stocks of large U.S. companies, with a focus on growth stocks. Growth stocks are issued by companies whose earnings are expected to grow faster than those of similar firms, and whose business growth and other characteristics may lead to an increase in stock price. We may consider, among other factors, a company’s valuation, financial strength, growth potential, competitive position in its industry, projected future earnings, cash flows and dividends when deciding whether to buy or sell investments.
Risks
It is important to understand that you can lose money by investing in the fund.

The value of stocks in the fund’s portfolio may fall or fail to rise over extended periods of time for a variety of reasons, including both general financial market conditions and factors related to a specific company or industry. Growth stocks may be more susceptible to earnings disappointments, and the market may not favor growth-style investing.

The fund may not achieve its goal, and it is not intended to be a complete investment program. An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Performance
The performance information below gives some indication of the risks associated with an investment in the fund by showing the fund’s performance year to year and over time. The performance information does not reflect insurance-related charges or expenses. If it did, performance would be lower. Please remember that past performance is not necessarily an indication of future results.
Annual total returns for class IA shares

Year-to- date per- formance 1.38% through 3/31/14
Best calendar 18.22% quarter Q1 12
Worst calendar -21.27% quarter Q4 08

Average annual total returns (for periods ending 12/31/13)
Average Annual Total Returns Putnam VT Growth Opportunities Fund	1 year	5 years	10 years
Class IA	36.55%	20.77%	6.98%
Class IB	36.14%	20.45%	6.71%
Russell 1000 Growth Index (no deduction for fees or expenses)	33.48%	20.39%	7.83%